Accounts Payable - Schedule (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accounts Payable [Abstract]
Creditors	$ 1,625	$ 638
Brokers	2,031	1,800
Professional and legal fees	1,199	315
Total accounts payable	$ 4,855	$ 2,753